Stock-Based Compensation Arrangements (Restricted Stock) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested at end of period	$ 10.39
[RestrictedStockMember]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non-Vested at beginning of period	830
Granted	388
Vested	(423)
Forfeited	(41)
Non-Vested at end of period	754
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested at beginning of period	$ 10.13
Granted	$ 9.49
Vested	$ 9.31
Forfeited	$ 9.95
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Total grant date fair value of shares vesting during the period	$ 3,938